Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of subsidiaries [Table Text Block]
				Beneficial ownership of ultimate controlling party (Hudbay Minerals Inc.)
Name	Jurisdiction	Business	Entity's Parent	2019	2018
HudBay Marketing & Sales Inc	Canada	Marketing and sales	HMI	100%	100%
HudBay Peru Inc	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/development	Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
Rosemont Copper Company	Arizona	Exploration/development	HudBay Arizona (US) Holding Corporation	100%	100%

Disclosure of information about key management personnel [Table Text Block]
	2019	2018
Short-term employee benefits[1]	$8,319	$8,652
Post-employment benefits	762	762
Long-term share-based awards	6,966	5,970
	$16,047	$15,384

[1] Such as salaries and social security contributions, paid annual leave and paid sick leave, profit-sharing and bonuses and nonmonetary benefits (such as medical care, housing, cars and free or subsidized goods or services) for current employees.